Quarterly Holdings Report
for
Fidelity® Mega Cap Stock Fund
March 31, 2026
GII-NPRT3-0526
1.799848.122
Common Stocks - 95.7%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	164,500	49,563,314
CANADA - 2.2%
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Imperial Oil Ltd (a)	918,566	120,316,233
Suncor Energy Inc	199,500	13,195,309

TOTAL CANADA		133,511,542
FRANCE - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Airbus SE	97,100	18,358,985
GERMANY - 0.4%
Information Technology - 0.4%
Software - 0.4%
SAP SE ADR	130,000	22,257,300
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	17,436	23,029,992
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Sea Ltd Class A ADR (b)	24,900	2,061,969
SWEDEN - 0.3%
Industrials - 0.3%
Machinery - 0.3%
Atlas Copco AB A Shares	968,200	17,085,658
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	203,800	68,874,210
UNITED KINGDOM - 1.2%
Consumer Staples - 1.2%
Beverages - 0.3%
Diageo PLC	1,114,862	20,733,327
Tobacco - 0.9%
British American Tobacco PLC ADR	900,100	52,628,847
TOTAL UNITED KINGDOM		73,362,174
UNITED STATES - 88.7%
Communication Services - 10.9%
Diversified Telecommunication Services - 0.5%
Comcast Corp Class A	1,140,897	32,755,152
Entertainment - 0.8%
Netflix Inc (b)	334,100	32,123,715
Walt Disney Co/The	174,899	16,856,766
		48,980,481
Interactive Media & Services - 9.6%
Alphabet Inc Class A	756,900	217,654,164
Alphabet Inc Class C	659,110	189,072,295
Meta Platforms Inc Class A	301,500	172,497,195
		579,223,654
TOTAL COMMUNICATION SERVICES		660,959,287
Consumer Discretionary - 5.9%
Broadline Retail - 3.7%
Amazon.com Inc (b)	1,073,300	223,536,191
Hotels, Restaurants & Leisure - 0.6%
Booking Holdings Inc	2,038	8,580,632
Chipotle Mexican Grill Inc (b)	257,200	8,232,972
Marriott International Inc/MD Class A1	19,000	6,214,330
Starbucks Corp	166,700	14,934,653
		37,962,587
Specialty Retail - 1.4%
Home Depot Inc/The	134,500	44,235,705
Lowe's Cos Inc	166,811	39,414,103
		83,649,808
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica Inc (b)	7,200	1,102,320
NIKE Inc Class B	224,800	11,873,936
		12,976,256
TOTAL CONSUMER DISCRETIONARY		358,124,842
Consumer Staples - 4.2%
Beverages - 1.5%
Coca-Cola Co/The	561,600	42,709,680
Keurig Dr Pepper Inc	1,652,300	43,505,059
Monster Beverage Corp (b)	32,100	2,325,966
PepsiCo Inc	19,100	2,966,039
		91,506,744
Consumer Staples Distribution & Retail - 0.5%
Target Corp	230,410	27,925,692
Food Products - 0.2%
Mondelez International Inc	168,500	9,712,339
Household Products - 0.3%
Procter & Gamble Co/The	126,020	18,202,329
Personal Care Products - 1.1%
Estee Lauder Cos Inc/The Class A	130,400	9,358,808
Kenvue Inc	3,458,757	59,628,971
		68,987,779
Tobacco - 0.6%
Philip Morris International Inc	236,800	39,152,512
TOTAL CONSUMER STAPLES		255,487,395
Energy - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Chevron Corp	154,800	32,028,120
ConocoPhillips	409,805	54,094,260
Exxon Mobil Corp (c)	1,549,909	262,957,561
Shell PLC	54	2,501
Shell PLC ADR	1,687,613	156,948,009
TOTAL ENERGY		506,030,451
Financials - 12.1%
Banks - 7.6%
Bank of America Corp	3,008,374	146,658,233
JPMorgan Chase & Co	79,130	23,276,881
PNC Financial Services Group Inc/The	147,231	30,637,299
Wells Fargo & Co	3,241,576	258,061,865
		458,634,278
Capital Markets - 1.3%
Blackstone Inc	20,900	2,403,291
Charles Schwab Corp/The	165,200	15,525,496
CME Group Inc Class A	9,200	2,717,220
Intercontinental Exchange Inc	96,000	15,098,880
KKR & Co Inc Class A	380,314	35,179,045
Moody's Corp	7,900	3,446,375
Robinhood Markets Inc Class A (b)	88,100	6,105,330
		80,475,637
Consumer Finance - 0.1%
American Express Co	13,500	4,083,480
Financial Services - 2.5%
Apollo Global Management Inc	331,800	36,969,156
Fiserv Inc (b)	26,600	1,484,280
Mastercard Inc Class A	73,952	36,950,856
Visa Inc Class A	244,188	73,803,381
		149,207,673
Insurance - 0.6%
Arthur J Gallagher & Co	115,500	25,014,990
Marsh & McLennan Cos Inc	81,300	14,101,485
		39,116,475
TOTAL FINANCIALS		731,517,543
Health Care - 7.0%
Biotechnology - 0.0%
Gilead Sciences Inc	19,700	2,745,589
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	221,800	22,772,206
Alcon AG (United States) (a)	377,900	28,474,765
Boston Scientific Corp (b)	758,517	47,596,942
		98,843,913
Health Care Providers & Services - 1.6%
Cigna Group/The	79,362	21,169,814
Humana Inc	54,700	9,484,432
UnitedHealth Group Inc	252,703	68,378,905
		99,033,151
Life Sciences Tools & Services - 1.0%
Danaher Corp	181,610	34,433,256
Thermo Fisher Scientific Inc	55,600	27,329,068
		61,762,324
Pharmaceuticals - 2.8%
Eli Lilly & Co	28,300	26,029,491
GSK PLC ADR	1,037,266	57,246,711
Haleon PLC ADR	3,248,733	32,519,817
Johnson & Johnson	89,414	21,856,358
Merck & Co Inc	196,500	23,636,985
		161,289,362
TOTAL HEALTH CARE		423,674,339
Industrials - 14.5%
Aerospace & Defense - 8.5%
Boeing Co (b)	1,370,156	272,702,149
GE Aerospace	810,584	230,019,422
General Dynamics Corp	17,300	5,937,706
RTX Corp	30,400	5,864,160
		514,523,437
Air Freight & Logistics - 1.1%
United Parcel Service Inc Class B	700,279	68,893,448
Electrical Equipment - 4.3%
Emerson Electric Co	96,800	12,682,736
GE Vernova Inc (c)	282,318	246,435,382
		259,118,118
Industrial Conglomerates - 0.0%
Honeywell International Inc	8,600	1,943,858
Machinery - 0.6%
Caterpillar Inc (c)	34,700	24,583,562
Deere & Co	16,080	9,057,864
		33,641,426
TOTAL INDUSTRIALS		878,120,287
Information Technology - 24.4%
Communications Equipment - 0.2%
Arista Networks Inc (b)	106,800	13,112,904
IT Services - 0.0%
Accenture PLC Class A	11,900	2,359,651
Kyndryl Holdings Inc (b)	220	2,886
		2,362,537
Semiconductors & Semiconductor Equipment - 13.2%
Applied Materials Inc	70,874	24,224,024
ARM Holdings PLC ADR (b)	29,100	4,402,248
Broadcom Inc	479,005	148,256,838
Lam Research Corp	189,200	40,424,472
Micron Technology Inc	148,800	50,270,592
NVIDIA Corp	2,995,850	522,476,240
		790,054,414
Software - 6.3%
Adobe Inc (b)	51,900	12,615,852
Autodesk Inc (b)	29,100	6,966,540
Microsoft Corp	907,476	335,920,391
Oracle Corp	77,900	11,459,869
Salesforce Inc	41,600	7,765,472
Synopsys Inc (b)	18,500	7,334,880
		382,063,004
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc	1,042,722	264,632,416
GPGI Inc Class A (a)	1,088,065	18,605,912
		283,238,328
TOTAL INFORMATION TECHNOLOGY		1,470,831,187
Materials - 0.4%
Chemicals - 0.4%
Air Products and Chemicals Inc	14,600	4,241,154
Linde PLC	6,700	3,321,592
LyondellBasell Industries NV Class A1	137,100	11,044,776
Sherwin-Williams Co/The	15,600	5,000,580
Solstice Advanced Materials Inc	2,150	163,744
TOTAL MATERIALS		23,771,846
Real Estate - 0.2%
Industrial REITs - 0.0%
Prologis Inc	22,800	3,013,704
Specialized REITs - 0.2%
American Tower Corp (c)	65,410	11,288,458
TOTAL REAL ESTATE		14,302,162
Utilities - 0.7%
Electric Utilities - 0.6%
NextEra Energy Inc	37,900	3,520,152
Southern Co/The (c)	297,700	28,734,004
		32,254,156
Multi-Utilities - 0.1%
Sempra	81,400	7,909,638
TOTAL UTILITIES		40,163,794
TOTAL UNITED STATES		5,362,983,133
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (b)	653,115	15,615,416
TOTAL COMMON STOCKS (Cost $3,874,237,190)		5,786,703,693

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series G (d)(e) (Cost $7,100,337)	27,400	7,100,436

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	217,728,871	217,772,416
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	94,286,187	94,295,616
TOTAL MONEY MARKET FUNDS (Cost $312,068,032)			312,068,032

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
GE Aerospace	Chicago Board Options Exchange	200	5,675,400	290	5/2026	387,000
GE Vernova Inc	Chicago Board Options Exchange	100	8,729,000	730	6/2026	343,000

						730,000
TOTAL PURCHASED OPTIONS (Cost $630,364)						730,000

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,194,035,923)	6,106,602,161
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(58,883,529)
NET ASSETS - 100.0%	6,047,718,632

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
American Tower Corp	Chicago Board Options Exchange	72	1,242,576	200.00	5/2026	(4,320)
Caterpillar Inc	Chicago Board Options Exchange	74	5,242,604	730.00	4/2026	(120,250)
Exxon Mobil Corp	Chicago Board Options Exchange	700	11,876,200	195.00	6/2026	(174,650)
Exxon Mobil Corp	Chicago Board Options Exchange	2,400	40,718,400	180.00	6/2026	(1,452,000)
Exxon Mobil Corp	Chicago Board Options Exchange	700	11,876,200	200.00	6/2026	(130,200)
GE Vernova Inc	Chicago Board Options Exchange	100	8,729,000	900.00	5/2026	(575,000)
GE Vernova Inc	Chicago Board Options Exchange	100	8,729,000	940.00	5/2026	(411,500)
GE Vernova Inc	Chicago Board Options Exchange	100	8,729,000	800.00	4/2026	(901,000)
GE Vernova Inc	Chicago Board Options Exchange	100	8,729,000	860.00	4/2026	(486,000)
GE Vernova Inc	Chicago Board Options Exchange	100	8,729,000	1,000.00	6/2026	(413,000)
GE Vernova Inc	Chicago Board Options Exchange	100	8,729,000	950.00	6/2026	(577,500)
Southern Co/The	Chicago Board Options Exchange	200	1,930,400	105.00	5/2026	(9,500)

						(5,254,920)
TOTAL WRITTEN OPTIONS						(5,254,920)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $125,260,380.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,100,436 or 0.1% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	7,100,337

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	281,679,974	779,474,231	843,380,376	9,990,518	(1,413)	-	217,772,416	217,728,871	0.3%
Fidelity Securities Lending Cash Central Fund	48,867,560	268,698,613	223,271,280	145,666	723	-	94,295,616	94,286,187	0.3%
Total	330,547,534	1,048,172,844	1,066,651,656	10,136,184	(690)	-	312,068,032

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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